PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions, beginning balance	€ 197,392
Additional provisions	28,495
Use and other changes	(43,445)
Translation differences and other	97
Provisions, ending balance	182,539	€ 197,392
Warranty and recall campaigns provision
Disclosure of other provisions [line items]
Provisions, beginning balance	123,136
Additional provisions	12,301
Use and other changes	(23,561)
Translation differences and other	(747)
Provisions, ending balance	111,129	123,136
Legal proceedings and disputes
Disclosure of other provisions [line items]
Provisions, beginning balance	50,375
Additional provisions	4,774
Use and other changes	(17,589)
Translation differences and other	(406)
Provisions, ending balance	37,154	50,375
Other risks
Disclosure of other provisions [line items]
Provisions, beginning balance	23,881
Additional provisions	11,420	8,339	€ 21,662
Use and other changes	(2,295)
Translation differences and other	1,250
Provisions, ending balance	€ 34,256	€ 23,881